Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions

Note 5. Acquisitions

On April 23, 2021 and May 7, 2021, The Company acquired, in related transactions, investment properties from an affiliated entity for a purchase price of $3,420,000. The Company’s basis for the acquisition was reduced by the excess of cash consideration over the carrying value recorded by the affiliate of $367,734. The excess increased the member’s deficit on the acquisition date since the transacting companies are under common control. The net purchase price was allocated between the estimated fair values of the underlying assets of $2,114,535 of buildings and $937,731 of land on the acquisition date.

On November 15, 2021, the Company acquired five townhomes from an affiliate for a purchase price of $3,917,436. The purchase price includes $38,750 of commissions paid to an affiliate. The Company’s basis for the acquisition was reduced by the excess of cash consideration over the carrying value recorded by the affiliate of $353,024. The excess increased the member’s deficit on the acquisition date since the transacting companies are under common control. The net purchase price was allocated between the estimated fair values of the underlying assets of $2,034,032 of buildings and $1,530,380 of land on the acquisition date.

The following unaudited pro-forma information presents the combined results of operations for the years ended December 31, 2021 and 2020 as if the acquisition of investment properties on April 23, 2021 and May 7, 2021 had been completed on January 1, 2020. The November 15, 2021 acquisition of five townhouses was under construction until near the acquisition date and had no operations therefore, no proforma financial information is available or included in the table below. The proforma financial information is as follows:

	2021 Pro Forma (Unaudited)	2020 Pro Forma (Unaudited)
Revenue	$683,253	$142,347

Operating expenses	1,530,756	1,118,559
Other expenses	411,870	20,497
Total expenses	1,942,626	1,139,056

Net loss	$(1,259,373)	$(996,709)

Revenues of $136,550 and operating expenses of $97,679 are included in the accompanying consolidated statement of operations for the year ended December 31, 2021 as a result of the acquisition of both investment properties acquired.

Lynwood Property

On March 11, 2022, VH Senior Care LLC (“Senior Care”) entered into a Residential Purchase and Sale Agreement (the “Lynwood Purchase Agreement”) by and between Senior Care and unaffiliated Sellers (the “Lynwood Sellers”). Senior Care is a wholly owned subsidiary of Holding. Pursuant to the terms of the Lynwood Purchase Agreement, Senior Care agreed to purchase from the Lynwood Sellers certain real property located at 1226 160th St. SW, Lynnwood, WA 98087 (the “Lynnwood Property”) for a purchase price of $1,775,000 that will be funded from available cash. The Lynwood Purchase Agreement is subject to Senior Care’s review of a preliminary commitment for title insurance, together with any easements, covenants, conditions and restrictions of record.

On March 21, 2022, Senior Care entered into a Lease Agreement (the “Lynwood Lease”) with AFH Senior Care C Corp. (“AFH”). Pursuant to the terms of the Lynwood Lease, AFH agreed to lease the Lynwood Property from Senior Care, beginning on the date that the Lynwood Property is conveyed to Senior Care, and continuing through March 31, 2027, subject to extension or earlier termination as set forth in the Lynwood Lease. If the Lynwood Lease does not commence on or before April 17, 2022, either party may terminate the Lynwood Lease with at least 30 days’ notice. The monthly rent is $11,717 for the first 12 months. Thereafter, effective as of each anniversary of the commencement date of the Lynwood Lease, the base rent will increase to an amount equal to 103% of the base rent in effect immediately prior to the adjustment.

Burien Property

On March 14, 2022, Senior Care entered into a Residential Purchase and Sale Agreement (the “Burien Purchase Agreement”) by and between Senior Care and unaffiliated Sellers (the “Burien Sellers”). Pursuant to the terms of the Burien Purchase Agreement, Senior Care agreed to purchase from the Burien Sellers certain real property located at 302 SW 146th St., Burien, WA 98166 for a purchase price of $1,000,000 that will be funded from available cash. The Burien Purchase Agreement is subject to Senior Care’s review of a preliminary commitment for title insurance, together with any easements, covenants, conditions and restrictions of record.

On March 21, 2022, Senior Care entered into a Lease Agreement (the “Burien Lease”) with AFH. Pursuant to the terms of the Burien Lease, AFH agreed to lease the Burien Property from Senior Care, beginning on the date that the Burien Property is conveyed to Senior Care, and continuing through March 31, 2027, subject to extension or earlier termination as set forth in the Burien Lease. If the Burien Lease does not commence on or before April 17, 2022, either party may terminate the Burien Lease with at least 30 days’ notice. The monthly rent is $8,000 for the first 12 months. Thereafter, effective as of each anniversary of the commencement date of the Burien Lease, the base rent will increase to an amount equal to 103% of the base rent in effect immediately prior to the adjustment.

The unaudited combined pro-forma revenue, operating expenses and net loss for the year ended December 31, 2021 as if the Lynwood Property and the Burien Property acquisitions had been completed on January 1, 2020 would have been approximately $905,000, $1,601,000 and ($1,108,000), respectively. For the year ended December 31, 2020, these amounts would have been approximately, $237,000, $1,188,000 and ($972,000), respectively.